Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Oct. 01, 2023	Dec. 31, 2022
Commitments and Contingencies [Abstract]
Schedule of Weighted Average Remaining Lease Term and the Discount Rate
The weighted average remaining lease term and the discount rate for the Company’s operating leases are as follows:

October 1, 2023
Remaining average remaining lease term	2.61 years
Weighted average discount rate	15.20%

The weighted average remaining lease term and the discount rate for the Company’s operating leases are as follows:

December 31, 2022
Remaining average remaining lease term (years)	3.24
Weighted average discount rate	14.47%

Schedule of Future Minimum Lease Payments under Non-Cancelable
Future minimum lease payments under
non-cancelable
operating leases as of October 1, 2023 are as follows (in thousands):

2023 (excluding the thirty-nine weeks ended October 1, 2023)	$263
2024	743
2025	592
2026	477
2027 and thereafter	—

Total undiscounted liabilities	2,075

Less: imputed interest	(565)

Present value of operating lease liabilities	$1,510

Future minimum lease payments under
non-cancelable
operating leases, and future payments under the Lease Termination Agreement, as of December 31, 2022 are as follows (in thousands):

2023	$1,048
2024	743
2025	592
2026	477
2027 and thereafter	—

Total undiscounted liabilities	2,860

Less imputed interest	(628)

Present value of operation lease liabilities	$2,232

Schedule of Activity Period Relating to the Company's Warranty Provision
Activity by period relating to the Company’s warranty provision was as follows (in thousands):

	Thirty-Nine Weeks Ended October 1, 2023	Year Ended December 31, 2022
Warranty provision, beginning of period	$3,981	$2,281
Warranty liability from Business Combination	—	1,943
Accruals for new warranties issued	2,100	1,492
Settlements	(2,060)	(1,735)

Warranty provision, end of period	$4,021	$3,981

Warranty provision, current	$605	$767
Warranty provision, noncurrent	$3,416	$3,214

Activity by period relating to the Company’s warranty provision was as follows:

	Years Ended December 31,
	2022	2021	2020
Warranty provision, beginning of period	$2,281	$1,652	$1,816
Warranty liability from the Business Combination	1,943
Accruals for new warranties issued	1,492	1,516	607
Settlements	(1,735)	(887)	(771)

Warranty provision, end of period	$3,981	$2,281	$1,652

Warranty provision, current	$767	$600	$497
Warranty provision, noncurrent	$3,214	$1,681	$1,155